MassMutual Capital Vantage® Variable Annuity

Issued by Massachusetts Mutual Life Insurance Company

Massachusetts Mutual Variable Annuity Separate Account 4

Updating Summary Prospectus – April 28, 2025

This Summary Prospectus summarizes key features of the MassMutual Capital Vantage Variable Annuity (Contract), an individual deferred variable annuity contract issued by  Massachusetts Mutual Life Insurance Company  (‘‘MassMutual®,’’ ‘‘Company,’’ ‘‘we,’’ ‘‘us’’).

The statutory prospectus for the MassMutual Capital Vantage Variable Annuity contains more information about the Contract, including its features, benefits, and risks. You can find the current statutory prospectus and other information about the Contract online at www.MassMutual.com/Capital-Vantage. You can also obtain this information at no cost by calling (866) 645-2362 or sending an email request to  MassMutual.services@zinnia.com.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission staff and is available at www.investor.gov.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Summary Prospectus. Any representation to the contrary is a criminal offense.

Appendix A – Investment Options Available Under the Contract	10

Glossary

Accumulation Phase. Begins on the date the Contract is issued and ends on the date the Owner applies the full Contract Value to an Annuity Option or upon Contract termination.

Age. The attained age of any Owner or of any Annuitant, as applicable. Except when discussed in regards to specific tax provisions and for calculating Annuity Payments, Age refers to the Owner’s or Annuitant’s age as of his or her last birthday. If the Contract is owned by a non-natural person, then Age shall mean attained age of the Annuitant as of his/her last birthday. For purposes of calculating Annuity Payments we calculate the Annuitant’s Age based on his/her birthday nearest the applicable Annuity Date. See “The Annuity Phase – Annuity Age.”

Annuitant. The person(s) on whose life Annuity Payments are based, with the exception of the non-lifetime contingent option. See “The Annuity Phase – Non-Lifetime Contingent Option – Period Certain Annuity Option.” The term Annuitant also includes the joint Annuitant, if any. The Annuitant has no rights to the Contract.

Annuity Date. The date Annuity Payments begin. There may be more than one Annuity Date applicable to a Non-Qualified Contract if the Owner elects to apply only a portion of the Contract Value to an Annuity Option.

Annuity Options. Options available for Annuity Payments.

Annuity Payments. Series of payments made pursuant to the Annuity Option(s) elected.

Annuity Phase. The period that begins on the Annuity Date and ends with the last Annuity Payment. There may be more than one Annuity Phase applicable to a Non-Qualified Contract if the Owner elects to apply only a portion of the Contract Value to an Annuity Option.

Business Day. Every day the New York Stock Exchange (NYSE), or its successor, is open for trading. Our Business Day ends at the Close of Business.

Close of Business. The time on a Business Day when the NYSE ends regular trading, usually at 4:00 p.m. Eastern Time. However, when the NYSE closes early or closes due to any emergency or SEC order, the Close of Business will occur at the same time.

Contingent Deferred Sales Charge (CDSC). A charge that may be assessed against each Purchase Payment withdrawn from the Contract. (In some states referred to as surrender charge.)

Contract. The MassMutual Capital Vantage  Variable Annuity; an individual flexible premium deferred variable annuity contract.

Contract Anniversary. An anniversary of the Issue Date of the Contract.

Contract Value. The sum of your values in the Sub-Accounts during the Accumulation Phase.

Contract Year. The first Contract Year is the annual period which begins on the Issue Date and ends on the last calendar day before the first Contract Anniversary. Subsequent Contract Years begin on subsequent Contract Anniversaries.

Fund(s). The investment entities into which the assets of the Separate Account will be invested.

General Account. The Company’s General Investment Account, which supports the Company’s annuity and insurance obligations. The General Account’s assets include all the assets of the Company with the exception of the Separate Account and the Company’s other segregated asset accounts.

Good Order. An instruction or transaction request that we receive at our Service Center generally is considered in “Good Order” if:

•	we receive it within the time limits, if any, prescribed in this prospectus for a particular request or transaction;

•	it includes all information necessary for us to execute the request or transaction; and

•	it is signed by you or persons authorized to provide instruction to engage in the request or transaction.

A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by our Service Center of the instructions related to the request or transaction in writing (or, when permitted, by telephone or internet) along with all forms, information and supporting legal documentation we require to effect the request or transaction. This information generally includes to the extent applicable: the completed application or instruction form; your Contract number; the transaction amount (in dollars or percentage terms); the names and allocation to and/or from the Sub-Accounts affected by the request or transaction; the signatures of all Owners; if necessary, Social Security Number or Tax Identification number; tax certification; and any other information or supporting documentation we may require including consents, certifications and guarantees. Instructions must be complete and sufficiently clear so that we do not need to exercise any discretion to follow such instructions. We will not accept instructions that require additional requirements or burdens not provided for within the Contract. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to affect the purchase. We may, in our sole discretion, determine whether any particular request or transaction is in Good Order, and we reserve the right to change or waive any Good Order requirements at any time. If you have any questions you may contact our Service Center before submitting the form or request. See “Purchasing a Contract – Sending Requests in Good Order” for more information.

Issue Date. The date on which the Contract becomes effective. The Issue Date is included in the Contract.

Joint Owner. A person entitled to ownership rights under the Contract.

Non-Qualified Contract. Your Contract is referred to as a Non-Qualified Contract if it is not used to fund a qualified plan such as an Individual Retirement Annuity (IRA), Roth IRA, or a corporate pension and profit sharing plan.

Owner. The person(s) or entity entitled to ownership rights under the Contract. We allow multiple Owners, subject to certain restrictions (see ‘‘Ownership’’). Where we describe multiple Owners, we refer to them as Joint Owners.

Premium Tax. A tax imposed by certain states and other jurisdictions when a Purchase Payment is made, when Annuity Payments begin, or when Contract Value is withdrawn.

Purchase Payment(s). Any amount paid to us by you or on your behalf with respect to the Contract during the Accumulation Phase, which may be decreased by the assessment of any applicable Premium Tax. Purchase Payments may not be added after the Annuity Date to any portion of the Contract Value that has been applied to an Annuity Option.

ROP  Death Benefit. The greater of the Contract Value or the total Purchase Payments reduced by an adjustment for any withdrawals, determined as of the Close of Business on the Business Day on which we receive both due proof of death and an election of the payment method in Good Order at our Service Center. See “Death Benefit – Death Benefit Amount During the Accumulation Phase.”

Qualified Contract. Your Contract is referred to as a Qualified Contract if it is used to fund a qualified plan such as an Individual Retirement Annuity (IRA), Roth IRA, or a corporate pension and profit-sharing plan (including 401(k) plans and H.R. 10 plans). For information on the types of qualified plans for which the Contract is available, see “Taxes – Qualified Contracts.”

Separate Account. The account that holds the assets underlying the Contract. The assets of the Separate Account are kept separate from the assets of the General Account and the Company’s other separate accounts.

Service Center. MassMutual, PO Box 758511, Topeka, KS 66675-8550, (866) 645-2362, (fax) (785) 286-6106, (email) MassMutual.services@zinnia.com, MassMutual.com. (Overnight mail address: MassMutual, Mail Zone 511, 5801 SW 6th Ave., Topeka, KS 66636-0001.)

Sub-Account(s). The Separate Account assets are divided into Sub-Accounts. The assets of each Sub-Account will be invested in the shares of a single Fund.

Updated Information About Your Contract

The information in this Updating Summary Prospectus is a summary of certain Contract  features that have changed since April 29, 2024. This may not reflect all changes that have occurred since you purchased your Contract.

Fund Substitutions

Existing Fund (Share Class)	Replacement Fund (Share Class)
Invesco V.I. Global Fund (Series II)	MML Global Fund (Service Class I)
MML Dynamic Bond Fund (Service Class I)	MML Managed Bond Fund (Service Class)
MML Equity Rotation Fund (Service Class I)	MML Large Cap Growth Fund (Service Class)
MML Fundamental Value Fund (Service Class I)	MML Equity Income Fund (Service Class)
MML High Yield Fund (Service Class I)	MML Managed Bond Fund (Service Class)
MML Strategic Emerging Markets Fund (Service Class I)	MML International Equity Fund (Service Class I)

Sub-Adviser Changes

Invesco Advisers, Inc. replaced Massachusetts Financial Services Company as the sub-adviser to the MML Global Fund.

Wellington Management Company  LLP  no longer serves as a sub-adviser to the  MML Mid Cap Growth Fund.

Updates to Annual Contribution Levels

Annual contribution limits for certain Qualified Contracts have been updated.

Important Information You Should Consider About the Contract

	FEES, EXPENSES, AND ADJUSTMENTS	LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?

Yes. If you withdraw money from your B-Share Contract within  five years following your last Purchase Payment, you may be assessed a Contingent Deferred Sales Charge (CDSC) of up to 7% of the Purchase Payment withdrawn (less a 10% free withdrawal amount), declining to 0% after the fifth year.
For example, if you purchased the Contract and withdraw the $100,000 initial Purchase Payment during the first two years after your Purchase Payment, you could be assessed a charge of up to $6,300 on the Purchase Payment withdrawn. This could result in a loss of principal regardless of market performance. This loss will be greater if income taxes or premature distribution taxes apply.

Charges and Deductions – Contingent Deferred Sales Charge (CDSC)
Are There Transaction Charges?

No. Currently, we do not assess a charge to transfer Contract Value among the Sub-Accounts during the Accumulation Phase. However, we reserve the right to charge $20 per transfer in excess of 12 in a single calendar year.

Charges and Deductions – Transfer Fee

	FEES, EXPENSES, AND ADJUSTMENTS			LOCATION IN PROSPECTUS
Are There Ongoing Fees and Expenses?

Yes. The table below describes the fees and expenses that you may pay  each year, depending on the investment options and optional benefits you choose. Please refer to your Contract specifications page(s) for information about the specific fees you will pay each year based on the options you have elected.

Charges and Deductions
	Annual Fee	Minimum	Maximum
Base Contract (varies by Share Class)
	B-Share Contract	1.03%(1)	1.03%(1)
	C-Share Contract	1.48%(1)	1.48%(1)
	Fund fees and expenses	0.51%(2)	1.43%(2)
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.35%(3)	0.35%(4)

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could result in the assessment of CDSCs that substantially increase costs.

	Lowest Annual Cost:	Highest Annual Cost:(5)
	B-Share Contract: $1,349 C-Share Contract: $1,535	B-Share Contract: $2,329 C-Share Contract: $2,500

Assumes:

•

Investment of $100,000

•

5% annual appreciation

•

Least expensive combination of Contract Share Class and Fund fees and expenses

•

No optional benefits

•

No CDSC

•

No additional Purchase Payments, transfers, or withdrawals

Assumes:

•

Investment of $100,000

•

5% annual appreciation

•

Most expensive combination of Contract Share Class, optional benefits and Fund fees and expenses

•

No CDSC

•

No additional Purchase Payments, transfers, or withdrawals

(1)	Represents the mortality and expense risk charge and administrative charge (charged as a percentage of average account value in the Separate Account on an annualized basis) and the annual contract maintenance charge (a fixed dollar amount that may be waived for certain Contract Value amounts) collected during the Contract Year that are attributable to the Contract divided by the total average net assets that are attributable to the Contract.
(2)	As a percentage of Fund assets.
(3)	This represents the lowest current charge for the optional benefit available with this Contract. It is the current charge for the Return of Purchase Payment Death Benefit (ROP Death Benefit). The charge is deducted daily as a percentage of the daily value of the assets invested in each Sub-Account.

(4)	This charge is the highest current charge for the optional benefit available with this contract. It is the current charge for the ROP Death Benefit. The charge is deducted daily as a percentage of the daily value of the assets invested in each Sub-Account.
(5)	The calculation of the highest annual cost assumes election of the ROP Death Benefit.

	RISKS	LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract
Is This a Short-Term Investment?

No.

•

The B-Share Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

•

CDSCs may apply for up to five years (for B-Share Contracts) following your last Purchase Payment.

•

If CDSCs apply, they will reduce the value of your Contract if you withdraw money during that time. The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon.

•

Withdrawals may result in income taxes and premature distribution taxes.

Principal Risks of Investing in the Contract
What are the Risks Associated with the Investment Options?
•

An investment in this Contract is subject to the risk of poor investment performance of the Funds you choose and can vary depending upon the performance of the Funds available under the Contract.

•

Each Fund has its own unique risks.

•

You should review the investment options, including prospectuses for the available Funds, before making an investment decision.

Principal Risks of Investing in the Contract
What are the Risks Related to the Insurance Company?
•

Any obligations, guarantees, and benefits of the Contract are subject to the claims-paying ability of MassMutual. If MassMutual experiences financial distress, it may not be able to meet its obligations to you. More information about MassMutual, including its financial strength ratings, is available at www.MassMutual.com/ratings.

Principal Risks of Investing in the Contract

	RESTRICTIONS	LOCATION IN PROSPECTUS
Are There Restrictions on the Investment Options?

Yes.

•

Currently, there is no charge when you transfer Contract Value among Sub-Accounts. However, we reserve the right to charge $20 per transfer in excess of 12 in a single calendar year.

•

We reserve the right to remove or substitute Funds as investment options that are available under the Contract.

•

We reserve the right to limit transfers if frequent or large transfers occur.

•

If you have selected the ROP Death Benefit, there are allocation restrictions.

General Information about Massachusetts Mutual Life Insurance Company, the Separate Account and the Investment Options – The Funds
Transfers and Transfer Programs – Limits on Frequent Trading and Market Timing Activity
Death Benefit – ROP Death Benefit – ROP Death  Benefit Allocation Restrictions

Are There Any Restrictions on Contract Benefits?

Yes.

•

The Return of Purchase Payment Death Benefit (ROP Death Benefit) is not available for selection if the oldest Owner (or Annuitant, if the Owner is a non-natural person) is over the Age of 75.

•

If you select the ROP  Death Benefit, you will be subject to allocation restrictions. This means you will be limited in your choice of Sub-Account investments. This also means you will not be able to allocate Contract Value to all of the Sub-Accounts that are available to Owners who have not elected the ROP  Death Benefit. We impose allocation restrictions to reduce the risk of investment losses that may require us to use our General Account assets to honor the guarantee under the ROP  Death Benefit.

•

If you select the ROP  Death Benefit, you cannot later select another death benefit feature.

•

If you elect the ROP  Death Benefit we will deduct an additional charge from each Sub-Account in which you are invested to compensate us for the costs associated with this Death Benefit.

•

Withdrawals will negatively impact the ROP  Death Benefit.

Death Benefit – ROP Death Benefit

	TAXES	LOCATION IN PROSPECTUS
What are the Contract’s Tax Implications?
•

You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.

•

If your Contract is funding a qualified retirement plan or individual retirement annuity (IRA), you do not receive any additional tax deferral.

•

Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay an additional income tax if you take a withdrawal before age 59½. Earnings for this purpose consist of Contract Value in excess of your after-tax investment (cost basis) in the Contract.

•

For certain distribution channels, this product is no longer available in the tax-qualified market.

Taxes

	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
How are Investment Professionals Compensated?
•

Your registered representative may receive compensation, in the form of commissions, for selling this Contract to you. If your registered representative is also a MassMutual insurance agent, they are also eligible for certain cash and non-cash benefits from MassMutual. Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency (contract retention). Non-cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips, and also includes contributions to certain individual plans such as pension and medical plans. Sales of the Contract may help these registered representatives and their supervisors qualify for such benefits.

•

This conflict of interest may influence your registered representative to offer or recommend this Contract over another investment.

Distribution
Should I Exchange my Contract?
•

In general you should be aware that some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. Thus, in general, you should only exchange your annuity contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate your existing contract, that it is preferable for you to purchase the new annuity rather than continue to own the existing annuity.

N/A

Appendix A

Investment Options Available Under the  Contract

Funds Available Under the Contract

The following is a list of Funds currently available under the Contract. The list of Funds is subject to change, as discussed in the prospectus for the Contract.  If the ROP Death Benefit is in effect, the Funds available to you are restricted. Before you invest, you should review the prospectuses for the Funds. These prospectuses contain more information about the Funds and their risks and may be amended from time to time. You can find the prospectuses and other information about the Funds online at www.MassMutual.com/Capital-Vantage. You can also request this information at no cost by calling (866) 645-2362 or sending an email request to MassMutual.services@zinnia.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Asset Allocation	MML Aggressive Allocation Fund (Service Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.25%	12.54%	7.95%	7.73%
Asset Allocation	MML American Funds Core Allocation Fund (Service Class I)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.01%	11.87%	6.78%	6.81%
Asset Allocation	MML Balanced Allocation Fund (Service Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.11%	7.37%	4.46%	4.91%
Asset Allocation	MML Conservative Allocation Fund (Service Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.10%	6.41%	3.67%	4.27%
Asset Allocation	MML Growth Allocation Fund (Service Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.17%	10.50%	6.76%	6.72%
Asset Allocation	MML Moderate Allocation Fund (Service Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.13%	8.58%	5.19%	5.55%
Money Market	MML U.S. Government Money Market Fund (Initial Class)(2) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.51%	4.80%	2.16%	1.43%
Fixed Income	Invesco V.I. Global Strategic Income Fund (Series II) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	1.18% (*)	2.79%	–0.43%	1.28%
Fixed Income	MML Inflation-Protected and Income Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.89% (*)	2.59%	1.85%	2.16%
Fixed Income	MML Managed Bond Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.70%	3.62%	0.20%	1.54%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Fixed Income	MML Short-Duration Bond Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.85%	6.11%	1.43%	1.81%
Fixed Income	MML Total Return Bond Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Metropolitan West Asset Management, LLC	0.88%	0.26%	–0.81%	0.88%
Balanced	MML Blend Fund (Service Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: BlackRock Investment Management, LLC	0.75%	14.36%	7.59%	7.63%
Large Cap Value	MML Equity Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Brandywine Global Investment Management, LLC	0.68%	19.09%	10.53%	8.80%
Large Cap Value	MML Equity Income Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	1.04%	11.41%	8.20%	7.99%
Large Cap Value	MML Income & Growth Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barrow, Hanley, Mewhinney & Strauss, LLC	0.98%	14.55%	9.94%	9.06%
Large Cap Blend

Fidelity® VIP Contrafund® Portfolio (Service Class 2)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited

		0.81%	33.45%	16.74%	13.33%
Large Cap Blend	Invesco V.I. Main Street Fund® (Series II) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	1.05% (*)	23.39%	11.81%	10.97%
Large Cap Blend	MML Focused Equity Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP	1.13%	9.78%	9.42%	10.33%
Large Cap Blend	MML Fundamental Equity Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	1.06%	23.36%	12.91%	13.15%
Large Cap Blend	MML Sustainable Equity Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	0.82%	19.60%	12.24%	11.53%
Large Cap Growth	MML American Funds Growth Fund (Service Class I)(3)(4) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.02%	31.11%	18.33%	16.10%
Large Cap Growth	MML Blue Chip Growth Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	1.02%	35.38%	13.63%	14.22%
Large Cap Growth	MML Large Cap Growth Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Loomis, Sayles & Company, L.P.	0.95%	33.77%	17.85%	15.00%
Small/Mid-Cap Value	MML Mid Cap Value Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	1.14%	8.29%	7.05%	7.79%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Small/Mid-Cap Value	MML Small Company Value Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	1.24% (*)	6.97%	7.50%	8.05%
Small/Mid-Cap Value	MML Small/Mid Cap Value Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: AllianceBernstein L.P.	1.08%	9.89%	8.86%	7.55%
Small/Mid-Cap Blend	MML Small Cap Equity Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	0.96%	12.66%	10.37%	8.89%
Small/Mid-Cap Growth	Invesco V.I. Discovery Mid Cap Growth Fund (Series II) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	1.10%	23.92%	9.92%	11.29%
Small/Mid-Cap Growth	MML Mid Cap Growth Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	1.08%	10.82%	7.46%	9.92%
Small/Mid-Cap Growth	MML Small Cap Growth Equity Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP	1.33% (*)	10.01%	7.31%	8.97%
International/Global	Invesco Oppenheimer V.I. International Growth Fund (Series II) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	1.25% (*)	–1.81%	2.83%	4.15%
International/Global	MML Foreign Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Thompson, Siegel and Walmsley LLC	1.21%	3.12%	3.95%	3.04%
International/Global	MML Global Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	1.06% (*)	5.46%	5.62%	7.29%
International/Global	MML International Equity Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Advisers: Massachusetts Financial Services Company and Harris Associates L.P.	1.21% (*)	0.66%	3.38%	4.05%
Specialty (5)	BlackRock 60/40 Target Allocation ETF V.I. Fund (Class III)(6) Adviser: BlackRock Advisors, LLC Sub-Adviser: N/A	0.57% (*)	11.36%	6.86%	6.48%
Specialty (5)

Macquarie VIP Asset Strategy Series (Service Class)
Adviser: Delaware Management Company
Sub-Advisers: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited

		0.85% (*)	12.44%	6.56%	5.27%
Specialty (5)	MML Managed Volatility Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Gateway Investment Advisers, LLC	1.43%	14.56%	6.03%	5.09%
(*)	This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
(1)	These are fund-of-funds investment choices. They are known as fund-of-funds because they invest in other underlying funds. A fund offered in a fund-of-funds structure may have higher expenses than a direct investment in its underlying funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

(2)	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The yield of this Fund may become very low during periods of low interest rates. After deduction of Separate Account charges, the yield in the division that invests in this Fund could be negative.
(3)	The Fund is a “feeder” fund, meaning that it does not buy investment securities directly, but instead invests in shares of a corresponding “master” fund, which in turn purchases investment securities. A fund offered in a master feeder structure may have higher expenses than those of a fund which invests directly in securities because the “feeder” fund bears its own expenses in addition to those of the “master” fund. You should read the Fund prospectuses for more information about this “feeder” fund.
(4)	The MML American Funds Growth Fund invests all of its assets in the Class 1 shares of the American Funds Insurance Series® – Growth Fund. However, this Fund is not available directly as an investment choice under your MassMutual variable product. You should read the prospectus along with the prospectus for the MML American Funds Growth Fund.
(5)	Specialty funds are an all-encompassing category that consists of funds that forgo broad diversification to concentrate on a certain segment of the economy or a specific targeted strategy. For example, sector funds are targeted strategy funds aimed at specific sectors of the economy, such as financial, technology, healthcare, and so on. Sector funds can, therefore, be more volatile than a more diversified equity fund since the stocks in a given sector tend to be highly correlated with each other.
(6)	While the ROP Death Benefit is in effect, you may not allocate Purchase Payments or Contract Value to this Fund.

This Summary Prospectus incorporates by reference the MassMutual Capital Vantage Variable Annuity Contract’s statutory prospectus and Statement of Additional Information (SAI), both dated April 28, 2025, as amended or supplemented. The SAI includes additional information about Massachusetts Mutual Variable Annuity Separate Account 4.

You can find the statutory prospectus and SAI at www.MassMutual.com/Capital-Vantage. You can also obtain this information at no cost by calling (866) 645-2362 or by sending an email request to MassMutual.services@zinnia.com.

EDGAR Contract Identifier: C000156664

AN2603-USP